Non-interest bearing liabilities (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014
Non-interest Bearing Liabilities Non-interest Bearing Liabilities 1		$ 263,727
Non-interest Bearing Liabilities Non-interest Bearing Liabilities 2		0
Non-interest Bearing Liabilities Non-interest Bearing Liabilities 3		5,456,000
Non-interest Bearing Liabilities Non-interest Bearing Liabilities 4		904,000
Non-interest Bearing Liabilities Non-interest Bearing Liabilities 5		5,719,727
Non-interest Bearing Liabilities Non-interest Bearing Liabilities 6		904,000
Non-interest Bearing Liabilities Non-interest Bearing Liabilities 1	221,220
Non-interest Bearing Liabilities Non-interest Bearing Liabilities 2	263,727
Non-interest Bearing Liabilities Non-interest Bearing Liabilities 3	4,938,000
Non-interest Bearing Liabilities Non-interest Bearing Liabilities 4	5,456,000
Non-interest Bearing Liabilities Non-interest Bearing Liabilities 5	5,159,220
Non-interest Bearing Liabilities Non-interest Bearing Liabilities 6	$ 5,719,727